UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sun Valley Gold LLC

Address:  620 Sun Valley Road
          P.O. Box 2759
          Sun Valley, Idaho 83353


13F File Number:  028-10808


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter F. Palmedo
Title:    Managing Member, Sun Valley Gold LLC
Phone:    208-726-2327


Signature, Place and Date of Signing:


   /s/ Peter F. Palmedo            Sun Valley, Idaho            August 5,2008
--------------------------      -----------------------      -------------------
       [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:      NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         33

Form 13F Information Table Value Total:   $466,403
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         NONE

                                                     FORM 13F INFORMATION TABLE
                                                             SUN VALLEY
                                                            JUNE 30, 2008
COLUMN 1                         COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6   COL 7        COLUMN 8
                                                           MARKET                                                    VOTING
                                                CUSIP      VALUE     SHRS OR    SH/  PUT/  INVESTMENT  OTHR         AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    NUMBER    (X$1000)   PRN AMT    PRN  CALL  DISCRETION  MGRS   SOLE        SHRD  NONE
----------------------------  ---------------  ---------  --------  ----------  ---  ----  ----------  ----   ----        ----  ----
ANGLOGOLD ASHANTI LTD          SPONSORED ADR   035128206   27,152      800,000       CALL     SOLE     NONE      800,000   0     0
ANGLOGOLD ASHANTI LTD          SPONSORED ADR   035128206   96,729    2,850,000        PUT     SOLE     NONE    2,850,000   0     0
APEX SILVER MINES LTD               ORD        G04074103   15,467    3,150,000       CALL     SOLE     NONE    3,150,000   0     0
APEX SILVER MINES LTD               ORD        G04074103    6,080    1,238,311   SH           SOLE     NONE    1,238,311   0     0
AURIZON MINES LTD                   COM        05155P106   12,668    2,630,200   SH           SOLE     NONE    2,630,200   0     0
BARRICK GOLD CORP                   COM        067901108    6,325      139,000   SH           SOLE     NONE      139,000   0     0
COEUR D ALENE MINES CORP IDA        COM        192108108    4,023    1,387,300   SH           SOLE     NONE    1,387,300   0     0
ELDORADO GOLD CORP NEW              COM        284902103    1,225      144,000   SH           SOLE     NONE      144,000   0     0
EXETER RES CORP                     COM        301835104    3,180      735,000   SH           SOLE     NONE      735,000   0     0
GAMMON GOLD INC                     COM        36467t106   17,696    1,631,000   SH           SOLE     NONE    1,631,000   0     0
GOLD FIELDS LTD NEW            SPONSORED ADR   38059T106   17,078    1,350,000       CALL     SOLE     NONE    1,350,000   0     0
GOLD FIELDS LTD NEW            SPONSORED ADR   38059T106   13,038    1,030,638   SH           SOLE     NONE    1,030,638   0     0
GOLD RESV INC                      CL A        38068N108      766      425,660   SH           SOLE     NONE      425,660   0     0
GOLDCORP INC NEW                    COM        380956409   83,568    1,810,000        PUT     SOLE     NONE    1,810,000   0     0
GOLDEN STAR RES LTD CDA             COM        38119T104    7,180    2,669,100   SH           SOLE     NONE    2,669,100   0     0
IAMGOLD CORP                        COM        450913108    7,718    1,292,475   SH           SOLE     NONE    1,292,475   0     0
IMA EXLPORATION INC                 COM        449664101      526    1,652,000   SH           SOLE     NONE    1,652,000   0     0
JAGUAR MNG INC                      COM        47009M103   11,065    1,147,500   SH           SOLE     NONE    1,147,500   0     0
KIMBER RES INC                      COM        49435N101    3,997    2,536,200   SH           SOLE     NONE    2,536,200   0     0
KINROSS GOLD CORP               COM NO PAR     496902404    1,062       45,000   SH           SOLE     NONE       45,000   0     0
MARKET VECTORS ETF TR         GOLD MINER ETF   57060U100    1,944       40,000   SH           SOLE     NONE       40,000   0     0
METALLICA RES INC                   COM        59125J104    6,798    1,000,600   SH           SOLE     NONE    1,000,600   0     0
MIDWAY GOLD CORP                    COM        598153104    1,448      739,700   SH           SOLE     NONE      739,700   0     0
MINEFINDERS LTD                     COM        602900102    5,176      503,588   SH           SOLE     NONE      503,588   0     0
NEW GOLD INC CDA                    COM        644535106   15,479    2,012,900   SH           SOLE     NONE    2,012,900   0     0
NEWMONT MINING CORP                 COM        651639106   34,498      661,400        PUT     SOLE     NONE      661,400   0     0
NOVAGOLD RES INC                  COM NEW      66987E206      867      116,400   SH           SOLE     NONE      116,400   0     0
NOVAGOLD RES INC              NOTE 5.500% 5/0  66987EAA5   20,000   20,000,000  PRN           SOLE     NONE   20,000,000   0     0
PAN AMERICAN SILVER CORP            COM        697900108    1,183       34,112   SH           SOLE     NONE       34,112   0     0
RANDGOLD RES LTD                    ADR        752344309    6,110      132,300   SH           SOLE     NONE      132,300   0     0
SPDR GOLD TRUST                  GOLD SHS      78463V107   25,318      277,000   SH           SOLE     NONE      277,000   0     0
STILLWATER MNG CO                   COM        86074Q102    9,709      820,741   SH           SOLE     NONE      820,741   0     0
YAMANA GOLD INC                     COM        98462Y100    1,328       80,000   SH           SOLE     NONE       80,000   0     0





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